Property, plant and equipment, net (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 527,295	$ 361,828
Accumulated depreciation	(237,496)	(222,360)
Total	289,799	139,468
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	43,196	42,887
Vehicles
Property, Plant and Equipment [Line Items]
Subtotal	66,215	65,741
Plant, machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	141,743	97,454
Leasehold improvements
Property, Plant and Equipment [Line Items]
Subtotal	$ 276,141	$ 155,746